Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	269,355,748.16	19,764
Yield Supplement Overcollateralization Amount 07/31/16	3,923,036.56	0
Receivables Balance 07/31/16	273,278,784.72	19,764
Principal Payments	14,179,435.76	487
Defaulted Receivables	429,130.65	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	3,613,946.73	0
Pool Balance at 08/31/16	255,056,271.58	19,247

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	29.11%

Prepayment ABS Speed	1.47%

Overcollateralization Target Amount	11,477,532.22
Actual Overcollateralization	11,477,532.22

Weighted Average APR	3.59%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	37.38

Delinquent Receivables:
Past Due 31-60 days	4,584,674.69	267
Past Due 61-90 days	1,396,822.72	84
Past Due 91-120 days	324,040.43	24
Past Due 121+ days	0.00	0
Total	6,305,537.84	375

Total 31+ Delinquent as % Ending Pool Balance	2.47%

Recoveries	251,663.40

Aggregate Net Losses/(Gains) - August 2016	177,467.25

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	0.87%
Second Prior Net Losses Ratio	0.64%
Third Prior Net Losses Ratio	0.23%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.21%

Flow of Funds	$ Amount

Collections	15,268,633.88
Advances	(1,081.88)
Investment Earnings on Cash Accounts	3,535.93
Servicing Fee	(227,732.32)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,043,355.61

Distributions of Available Funds
(1) Class A Interest	237,866.55
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	2,178,467.91
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,477,532.22
(7) Distribution to Certificateholders	1,122,773.93
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,043,355.61

Servicing Fee	227,732.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 08/15/16	257,234,739.49
Principal Paid	13,656,000.13
Note Balance @ 09/15/16	243,578,739.36

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-3
Note Balance @ 08/15/16	137,084,739.49
Principal Paid	13,656,000.13
Note Balance @ 09/15/16	123,428,739.36
Note Factor @ 09/15/16	48.0267468%

Class A-4
Note Balance @ 08/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	102,340,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	17,810,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	264,581.55
Total Principal Paid	13,656,000.13
Total Paid	13,920,581.68

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	107,383.05
Principal Paid	13,656,000.13
Total Paid to A-3 Holders	13,763,383.18

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3115840
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0819645
Total Distribution Amount	16.3935485

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4178329
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.1361873
Total A-3 Distribution Amount	53.5540202

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	159.52
Noteholders' Principal Distributable Amount	840.48

Account Balances	$ Amount

Advances
Balance as of 07/31/16	55,414.93
Balance as of 08/31/16	54,333.05
Change	(1,081.88)

Reserve Account
Balance as of 08/15/16	2,171,744.40
Investment Earnings	461.11
Investment Earnings Paid	(461.11)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40